Loss Per Share	12 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Loss per share

Note 36. Loss per share

	Consolidated
	30 June 2025	30 June 2024
	$	$
Loss after income tax attributable to the owners of Gelteq Limited	(6,645,453)	(3,546,195)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	9,272,375	8,118,075
Weighted average number of ordinary shares used in calculating diluted earnings per share*	9,272,375	8,118,075

	$	$

Basic loss per share	(0.72)	(0.44)
Diluted loss per share	(0.72)	(0.44)

In accordance with a resolution of the directors of Gelteq Limited, the directors of the Company declare that:

In the directors’ opinion:

●	the consolidated financial statements and notes set out in this document are in accordance with requirements of the International Financial Reporting Standards (IFRS), including:

(i)	complying with Accounting Standards, as issued by the International Accounting Standards Board, and

(ii)	present fairly in all material respects the Consolidated Entity’s financial position as at 30 June 2025 and 30 June 2024, and the results of its operations and its cash flows for each of the years ended 30 June 2025 and 30 June 2024, and

●	there are reasonable grounds to believe that the Consolidated Entity will be able to pay its debts as and when they become due and payable.

On behalf of the directors